Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Expense Recognized in Consolidated Statement of Comprehensive Loss

Income tax expense recognized in the consolidated statement of comprehensive loss is comprised of the following:

	Years ended December 31,
	2025	2024
	$	$
Current income tax expense	48	-
Deferred income tax expense/(recovery)	420	(10,659)
Total income tax expense/(recovery)	468	(10,659)

Summary of Reconciliation of Income Taxes at Switzerland Statutory Rates with Reported Taxes

A reconciliation of income taxes at Switzerland statutory rates with reported taxes is as follows:

	Years ended December 31,
	2025	2024	2023
	$	$	$

(Loss)/income from continuing operations before taxes	(76,412)	(25,899)	28,240
Income from discontinuing operations before taxes	-	-	1,270,788
Total (loss)/income before taxes	(76,412)	(25,899)	1,299,028

Statutory tax rate (Switzerland 2025; Canada prior years)	11.9%	27.0%	27.0%

Expected income tax (recovery)/expense at statutory tax rate	(9,055)	(6,993)	350,737

Items not taxable for income tax purposes	3,688	(4,311)	(348,159)
Effect of lower tax rate in foreign jurisdiction	-	-	(162)
Foreign exchange related to the weakening of the Argentine Pesos	-	-	5,670
Change in unrecognized deferred tax assets and other	5,835	645	2,573
Tax expense/(recovery)	468	(10,659)	10,659

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
	$	$
Deferred tax assets:
Tax loss carryforwards	2,568	8,351
Loans to Exar Capital	-	217
Exploration and evaluation assets	-	21
Capital assets	-	5,234
Investment in Cauchari-Olaroz project	577	71
Other	839	-
Deferred tax assets	3,984	13,894

Deferred tax liabilities:
Exploration and evaluation assets	(816)	-
Capital assets	(674)	-
Financing costs	-	(2,295)
Convertible debt	(2,914)	(11,290)
Other	-	(309)
Deferred tax liabilities	(4,404)	(13,894)

Deferred Income Tax Liability	(420)	-

Summary of Temporary Differences for Deferred Tax Assets Recognized	Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2025	December 31, 2024
	$	$
Deductible temporary differences	63,913	78,412